Subsidiaries - Summary of Subsidiaries That Have Material Non-controlling Interests (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Non-controlling interests	$ (268,964)	$ (773,400)	$ (49,570)
Profit (Loss) Allocated to Non-controlling Interests	$ (268,964)	(773,400)	(49,570)
NON-CONTROLLING INTERESTS		300,681	1,074,081
Accumulated Non-controlling interests		$ 300,681	1,074,081
Jaguahr Therapeutics Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	Jaguahr Therapeutics Pte.Ltd. (“JAGUAHR”)
Principal Place of Business	Singapore
Proportion of Ownership and Voting Rights Held by Non-controlling Interests	65.00%	45.00%
Non-controlling interests	$ (268,964)	$ (773,400)	(49,570)
Profit (Loss) Allocated to Non-controlling Interests	$ (268,964)	(773,400)	$ (49,570)
NON-CONTROLLING INTERESTS		300,681
Accumulated Non-controlling interests		$ 300,681